Pioneer Select Mid Cap Growth Fund

Schedule of Investments | August 31, 2019

Ticker Symbols: Class A PGOFX Class C GOFCX Class K PSMKX Class R PGRRX Class Y GROYX

Schedule of Investments | 8/31/19 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 99.9%
	COMMON STOCKS - 99.9% of Net Assets
	Aerospace & Defense - 2.0%
200,464	L3Harris Technologies, Inc.	$42,380,094
	Total Aerospace & Defense	$42,380,094
	Air Freight & Logistics - 0.6%
182,871(a)	XPO Logistics, Inc.	$12,958,239
	Total Air Freight & Logistics	$12,958,239
	Auto Components - 0.6%
150,316	Aptiv Plc	$12,501,782
	Total Auto Components	$12,501,782
	Banks - 0.4%
38,042(a)	SVB Financial Group	$7,403,734
	Total Banks	$7,403,734
	Beverages - 0.7%
67,985	Constellation Brands, Inc.	$13,892,735
	Total Beverages	$13,892,735
	Biotechnology - 5.1%
110,222(a)	Alnylam Pharmaceuticals, Inc.	$8,893,813
254,561(a)	Esperion Therapeutics, Inc.	9,327,115
253,614(a)	Exact Sciences Corp.	30,235,861
387,525(a)	FibroGen, Inc.	17,306,867
162,941(a)	Sage Therapeutics, Inc.	27,972,081
137,827(a)	Sarepta Therapeutics, Inc.	12,425,104
	Total Biotechnology	$106,160,841
	Building Products - 2.3%
238,713	Fortune Brands Home & Security, Inc.	$12,188,686
212,438	Owens Corning	12,185,443
273,189(a)	Trex Co., Inc.	23,365,855
	Total Building Products	$47,739,984
	Capital Markets - 3.4%
136,219	MSCI, Inc.	$31,961,064
165,760	Nasdaq, Inc.	16,549,478
54,687	S&P Global, Inc.	14,229,011
186,862	Tradeweb Markets, Inc.	7,958,453
	Total Capital Markets	$70,698,006
	Chemicals - 1.0%
271,540	CF Industries Holdings, Inc.	$13,085,513
107,932(a)	Ingevity Corp.	8,221,180
	Total Chemicals	$21,306,693
	Commercial Services & Supplies - 1.0%
221,445	Waste Connections, Inc.	$20,350,796
	Total Commercial Services & Supplies	$20,350,796
	Construction Materials - 1.1%
156,856	Vulcan Materials Co.	$22,155,910
	Total Construction Materials	$22,155,910
	Consumer Discretionary - 0.6%
80,220	Dollar General Corp.	$12,521,540
	Total Consumer Discretionary	$12,521,540
	Containers & Packaging - 1.1%
109,946	Avery Dennison Corp.	$12,706,459
153,814(a)	Crown Holdings, Inc.	10,127,114
	Total Containers & Packaging	$22,833,573
	Diversified Consumer Services - 1.8%
335,585(a)	Chegg, Inc.	$13,302,589
84,331(a)	Grand Canyon Education, Inc.	10,591,974
233,719(a)	ServiceMaster Global Holdings, Inc.	13,331,332
	Total Diversified Consumer Services	$37,225,895
	Diversified Telecommunication Services - 0.2%
102,228(a)	Zayo Group Holdings, Inc.	$3,440,994
	Total Diversified Telecommunication Services	$3,440,994
	Electrical Equipment - 1.4%
372,369(a)	Generac Holdings, Inc.	$29,041,058
	Total Electrical Equipment	$29,041,058
	Electronic Equipment, Instruments & Components - 1.4%
220,008	CDW Corp.	$25,410,924
21,866(a)	Zebra Technologies Corp.	4,483,186
	Total Electronic Equipment, Instruments & Components	$29,894,110
	Energy Equipment & Services - 0.8%
638,208(a)	Cactus, Inc.	$16,255,158
	Total Energy Equipment & Services	$16,255,158
	Entertainment - 1.6%
462,345(a)	Live Nation Entertainment, Inc.	$32,137,601
	Total Entertainment	$32,137,601
	Equity Real Estate Investment Trusts (REITs) - 2.8%
353,123	Americold Realty Trust	$12,860,740
124,892	CyrusOne, Inc.	9,174,566
269,055	Liberty Property Trust	14,023,146
Shares		Value
	Equity Real Estate Investment Trusts (REITs) - (continued)
81,320	SBA Communications Corp.	$21,340,808
	Total Equity Real Estate Investment Trusts (REITs)	$57,399,260
	Food & Staples Retailing - 0.5%
199,873(a)	Performance Food Group Co.	$9,352,058
	Total Food & Staples Retailing	$9,352,058
	Food Products - 1.0%
1,011,601(a)	Nomad Foods, Ltd.	$20,383,760
	Total Food Products	$20,383,760
	Health Care Equipment & Supplies - 2.0%
142,158(a)	DexCom, Inc.	$24,395,734
77,593(a)	Penumbra, Inc.	11,293,661
19,616	Teleflex, Inc.	7,138,655
	Total Health Care Equipment & Supplies	$42,828,050
	Health Care Providers & Services - 3.3%
105,751(a)	Amedisys, Inc.	$13,611,211
129,358(a)	Centene Corp.	6,030,670
86,818	McKesson Corp.	12,004,325
52,333(a)	Molina Healthcare, Inc.	6,817,943
71,180	Universal Health Services, Inc., Class B	10,291,204
73,713(a)	WellCare Health Plans, Inc.	19,957,058
	Total Health Care Providers & Services	$68,712,411
	Health Care Technology - 2.4%
205,141(a)	Teladoc Health, Inc.	$11,873,561
233,462(a)	Veeva Systems, Inc.	37,442,636
	Total Health Care Technology	$49,316,197
	Hotels, Restaurants & Leisure - 5.1%
302,064	Aramark	$12,342,335
328,182	Brinker International, Inc.	12,470,916
16,082(a)	Chipotle Mexican Grill, Inc.	13,483,470
102,118	Dave & Buster's Entertainment, Inc.	4,396,180
137,792	Hilton Worldwide Holdings, Inc.	12,727,847
154,435(a)	Planet Fitness, Inc.	10,904,655
107,529	Six Flags Entertainment Corp.	6,362,491
899,505	Wendy's Co.	19,789,110
308,126	Yum China Holdings, Inc.	13,998,164
	Total Hotels, Restaurants & Leisure	$106,475,168
	Industrial Conglomerates - 1.0%
58,000	Roper Technologies, Inc.	$21,272,080
	Total Industrial Conglomerates	$21,272,080
	Insurance - 0.5%
252,201	Fidelity National Financial, Inc.	$11,081,712
	Total Insurance	$11,081,712
	Interactive Media & Services - 3.5%
190,846(a)	IAC/InterActiveCorp	$48,597,025
567,467(a)	Twitter, Inc.	24,202,468
	Total Interactive Media & Services	$72,799,493
	Internet & Direct Marketing Retail - 1.8%
185,283(a)	Etsy, Inc.	$9,781,090
137,733	Expedia Group, Inc.	17,919,063
63,595(a)	GrubHub, Inc.	3,773,727
47,277(a)	Wayfair, Inc.	5,330,009
	Total Internet & Direct Marketing Retail	$36,803,889
	IT Services - 13.4%
106,996(a)	EPAM Systems, Inc.	$20,471,545
78,466(a)	Euronet Worldwide, Inc.	12,016,283
476,174	Fidelity National Information Services, Inc.	64,864,422
267,758(a)	Fiserv, Inc.	28,634,041
116,366(a)	FleetCor Technologies, Inc.	34,723,615
44,485(a)	Gartner, Inc.	5,946,310
277,412	Genpact, Ltd.	11,362,796
134,641(a)	InterXion Holding NV	10,897,843
266,545(a)	Pagseguro Digital, Ltd.	13,316,588
206,158	Perspecta, Inc.	5,349,800
325,286	Total System Services, Inc.	43,659,887
139,621(a)	WEX, Inc.	28,559,476
	Total IT Services	$279,802,606
	Machinery - 4.8%
342,390	Albany International Corp.	$28,151,306
1,067,535(a)	ATS Automation Tooling Systems, Inc.	14,724,344
256,780(a)	Chart Industries, Inc.	16,136,055
155,770	Fortive Corp.	11,044,093
339,948(a)	Gardner Denver Holdings, Inc.	9,749,709
138,396	Stanley Black & Decker, Inc.	18,387,292
	Total Machinery	$98,192,799
	Media - 0.6%
134,503	Nexstar Media Group, Inc.	$13,301,002
	Total Media	$13,301,002
Shares		Value
	Multiline Retail - 1.6%
321,186(a)	Dollar Tree, Inc.	$32,610,014
	Total Multiline Retail	$32,610,014
	Pharmaceuticals - 1.2%
321,415(a)	Medicines Co.	$13,486,573
172,197(a)	Reata Pharmaceuticals, Inc.	13,276,389
	Total Pharmaceuticals	$26,762,962
	Professional Services - 4.8%
887,020(a)	Clarivate Analytics Plc	$15,629,292
27,117(a)	CoStar Group, Inc.	16,673,430
504,528	Thomson Reuters Corp.	34,650,983
194,595	Verisk Analytics, Inc.	31,434,876
	Total Professional Services	$98,388,581
	Road & Rail - 0.4%
166,084(a)	Lyft, Inc.	$8,133,133
	Total Road & Rail	$8,133,133
	Semiconductors & Semiconductor Equipment - 6.0%
703,875(a)	Advanced Micro Devices, Inc.	$22,136,869
771,714	Cypress Semiconductor Corp.	17,757,139
641,513(a)	Micron Technology, Inc.	29,041,294
178,414	MKS Instruments, Inc.	13,968,032
670,921(a)	ON Semiconductor Corp.	11,942,394
283,858	Xilinx, Inc.	29,538,263
	Total Semiconductors & Semiconductor Equipment	$124,383,991
	Software - 12.3%
78,241(a)	Atlassian Corp. Plc	$10,524,197
106,444	Intuit, Inc.	30,694,192
71,525(a)	Palo Alto Networks, Inc.	14,563,920
40,984(a)	PTC, Inc.	2,683,223
158,800(a)	Rapid7, Inc.	8,525,972
298,319(a)	RealPage, Inc.	18,993,971
160,204(a)	salesforce.com, Inc.	25,003,038
137,200(a)	ServiceNow, Inc.	35,924,448
163,905(a)	Splunk, Inc.	18,327,857
573,158	SS&C Technologies Holdings, Inc.	26,714,894
199,704(a)	Synopsys, Inc.	28,320,024
73,875(a)	Trade Desk, Inc.	18,156,259
195,867(a)	Zendesk, Inc.	15,708,533
	Total Software	$254,140,528
	Specialty Retail - 3.6%
32,263	Advance Auto Parts, Inc.	$4,450,681
118,695(a)	Burlington Stores, Inc.	24,034,551
201,521	Ross Stores, Inc.	21,363,241
150,278	Tractor Supply Co.	15,310,323
43,285(a)	Ulta Beauty, Inc.	10,290,143
	Total Specialty Retail	$75,448,939
	Technology Hardware, Storage & Peripherals - 0.2%
68,647	NetApp, Inc.	$3,299,175
	Total Technology Hardware, Storage & Peripherals	$3,299,175
	TOTAL COMMON STOCKS
	(Cost $1,530,702,215)	$2,071,786,551
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.9%
	(Cost $1,530,702,215)	$2,071,786,551
	OTHER ASSETS AND LIABILITIES - 0.1%	$2,347,223
	NET ASSETS - 100.0%	$2,074,133,774

REIT	Real Estate Investment Trust.

(a)	Non-income producing security.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of August 31, 2019, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,071,786,551	$–	$–	$2,071,786,551
Total Investments in Securities	$2,071,786,551	$–	$–	$2,071,786,551
For the nine months ended August 31, 2019, there were no transfers between Levels 1, 2 and 3.